Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,128,763.48
Previously Paid Amount	0.00
Total Fee Amount	272.20
Total Offset Amount	0.00
Net Fee	$ 272.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A